SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Capitalized start-up costs	$ 8,901	$ 9,586
Capitalized research and development costs	12,572	12,614
Stock compensation	17,893	14,513
Net operating loss carryforward	12,255	6,554
Deferred revenue	1,143
Intangible assets	261	158
Fixed assets	54	97
Other	131	198
Tax credit carryforward	3,117	2,467
Total deferred tax assets	56,327	46,187
Valuation allowance	(56,327)	(46,187)
Net deferred tax assets